First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 30.2%
	AMMC CLO XXVI Ltd.
$500,000	Series 2023-26A, Class E, 13.674% (3-Month Term SOFR+828 basis points), 4/15/2036	$504,882
	Apidos CLO Ltd.
1,000,000	Series 2015-20A, Class DR, 11.355% (3-Month Term SOFR+596 basis points), 7/16/2031	941,637
	Apidos CLO XLI Ltd.
500,000	Series 2022-41A, Class E, 13.746% (3-Month Term SOFR+833 basis points), 10/20/2034	504,022
	Apidos CLO XXIV Ltd.
1,150,000	Series 2016-24A, Class DR, 11.477% (3-Month Term SOFR+606 basis points), 10/20/2030	1,074,547
	Apidos CLO XXIX Ltd.
1,500,000	Series 2018-29A, Class C, 8.390% (3-Month Term SOFR+301 basis points), 7/25/2030	1,467,784
	Ares L CLO Ltd.
950,000	Series 2018-50A, Class D, 8.555% (3-Month Term SOFR+316 basis points), 1/15/2032	934,563
	Ares XL CLO Ltd.
1,000,000	Series 2016-40A, Class CRR, 8.455% (3-Month Term SOFR+306 basis points), 1/15/2029[1,2]	1,000,800
	Barings CLO Ltd.
750,000	Series 2018-3A, Class E, 11.427% (3-Month Term SOFR+601 basis points), 7/20/2029[1,2]	712,658
1,120,000	Series 2018-2A, Class C, 8.355% (3-Month Term SOFR+296 basis points), 4/15/2030	1,106,301
500,000	Series 2016-1A, Class DR, 8.724% (3-Month Term SOFR+331 basis points), 7/23/2030	494,418
1,250,000	Series 2015-2A, Class DR, 8.627% (3-Month Term SOFR+321 basis points), 10/20/2030	1,243,152
	Benefit Street Partners CLO V-B Ltd.
1,500,000	Series 2018-5BA, Class C, 8.607% (3-Month Term SOFR+319 basis points), 4/20/2031	1,490,806
	Benefit Street Partners CLO VIII Ltd.
250,000	Series 2015-8A, Class DR, 11.277% (3-Month Term SOFR+586 basis points), 1/20/2031[1,2]	219,562
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-4RA, Class C, 8.555% (3-Month Term SOFR+316 basis points), 7/15/2030[1,2]	234,360
750,000	Series 2014-4RA, Class D, 11.305% (3-Month Term SOFR+591 basis points), 7/15/2030	666,865
	Catamaran CLO Ltd.
500,000	Series 2018-1A, Class D, 9.290% (3-Month Term SOFR+391 basis points), 10/25/2031	494,116

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	CIFC Funding I Ltd.
$1,000,000	Series 2015-1A, Class ERR, 11.674% (3-Month Term SOFR+626 basis points), 1/22/2031	$943,776
	CIFC Funding III Ltd.
750,000	Series 2013-3RA, Class C, 8.560% (3-Month Term SOFR+316 basis points), 4/24/2031	739,075
1,500,000	Series 2013-3RA, Class D, 11.560% (3-Month Term SOFR+616 basis points), 4/24/2031[1,2]	1,413,712
1,000,000	Series 2014-3A, Class DR2, 9.074% (3-Month Term SOFR+366 basis points), 10/22/2031	990,029
	CIFC Funding IV Ltd.
1,000,000	Series 2017-4A, Class D, 11.760% (3-Month Term SOFR+636 basis points), 10/24/2030[1,2]	968,785
	Crestline Denali CLO XIV Ltd.
1,000,000	Series 2016-1A, Class DR, 9.024% (3-Month Term SOFR+361 basis points), 10/23/2031	953,545
	Dryden 106 CLO Ltd.
750,000	Series 2022-106A, Class D, 11.094% (3-Month Term SOFR+570 basis points), 10/15/2035[1,2]	764,786
	Eaton Vance CLO Ltd.
1,000,000	Series 2018-1A, Class D, 8.855% (3-Month Term SOFR+346 basis points), 10/15/2030	989,798
450,000	Series 2018-1A, Class E, 11.655% (3-Month Term SOFR+626 basis points), 10/15/2030	422,778
	Flatiron XXIV CLO Ltd.
750,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037	749,990
	Galaxy XXIV CLO Ltd.
1,000,000	Series 2017-24A, Class D, 8.105% (3-Month Term SOFR+271 basis points), 1/15/2031	981,660
	Galaxy XXV CLO Ltd.
1,000,000	Series 2018-25A, Class E, 11.590% (3-Month Term SOFR+621 basis points), 10/25/2031	970,163
	Galaxy XXVII CLO Ltd.
500,000	Series 2018-27A, Class E, 11.432% (3-Month Term SOFR+604 basis points), 5/16/2031	482,283
	Galaxy XXVIII CLO Ltd.
750,000	Series 2018-28A, Class D, 8.655% (3-Month Term SOFR+326 basis points), 7/15/2031	741,227
	Generate CLO III Ltd.
1,000,000	Series 3A, Class D2R, 10.248% (3-Month Term SOFR+490 basis points), 10/20/2036	1,000,039
	Generate VI CLO Ltd.
500,000	Series 6A, Class ER, 12.474% (3-Month Term SOFR+706 basis points), 1/22/2035	500,189

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Generate XII CLO Ltd.
$1,000,000	Series 2023-12A, Class E, 13.739% (3-Month Term SOFR+840 basis points), 7/20/2036[1,2]	$1,011,145
	Gilbert Park CLO Ltd.
1,450,000	Series 2017-1A, Class D, 8.605% (3-Month Term SOFR+321 basis points), 10/15/2030[1,2]	1,445,003
	GoldenTree Loan Opportunities IX Ltd.
660,000	Series 2014-9A, Class ER2, 11.312% (3-Month Term SOFR+592 basis points), 10/29/2029	661,571
	Hartwick Park CLO Ltd.
1,000,000	Series 2023-1A, Class D, 9.841% (3-Month Term SOFR+450 basis points), 1/21/2036	998,817
	HPS Loan Management Ltd.
500,000	Series 2023-17A, Class E, 13.362% (3-Month Term SOFR+795 basis points), 4/23/2036	503,636
	KKR XLIV CLO Ltd.
1,000,000	Series 44A, Class D, 10.348% (3-Month Term SOFR+500 basis points), 1/20/2036	999,897
	Magnetite VII Ltd.
1,000,000	Series 2012-7A, Class DR2, 10.155% (3-Month Term SOFR+476 basis points), 1/15/2028	992,589
	Magnetite XXV Ltd.
1,100,000	Series 2020-25A, Class E, 11.990% (3-Month Term SOFR+661 basis points), 1/25/2032	1,094,033
	Magnetite XXXV Ltd.
1,250,000	Series 2022-35A, Class ER, 12.628% (3-Month Term SOFR+725 basis points), 10/25/2036	1,244,057
	Mountain View CLO IX Ltd.
500,000	Series 2015-9A, Class CR, 8.775% (3-Month Term SOFR+338 basis points), 7/15/2031	459,126
	Myers Park CLO Ltd.
800,000	Series 2018-1A, Class D, 8.727% (3-Month Term SOFR+331 basis points), 10/20/2030	792,082
	Neuberger Berman Loan Advisers CLO XXIV Ltd.
750,000	Series 2017-24A, Class E, 11.678% (3-Month Term SOFR+628 basis points), 4/19/2030	704,022
	Neuberger Berman Loan Advisers CLO XXV Ltd.
500,000	Series 2017-25A, Class DR, 8.507% (3-Month Term SOFR+311 basis points), 10/18/2029	495,393
	OCP CLO Ltd.
1,000,000	Series 2019-16A, Class DR, 8.818% (3-Month Term SOFR+341 basis points), 4/10/2033	977,253
1,000,000	Series 2023-30A, Class D, 12.065% (3-Month Term SOFR+450 basis points), 1/24/2037	1,000,000
1,000,000	Series 2023-30A, Class E, 12.337% (3-Month Term SOFR+709 basis points), 1/24/2037	990,000

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Octagon 60 Ltd.
$750,000	Series 2022-1A, Class D1, 10.416% (3-Month Term SOFR+500 basis points), 10/20/2035	$759,819
	Octagon Investment Partners XVIII-R Ltd.
1,500,000	Series 2018-18A, Class C, 8.355% (3-Month Term SOFR+296 basis points), 4/16/2031	1,437,590
	OHA Credit Partners CLO XV Ltd.
1,000,000	Series 2017-15A, Class D, 8.127% (3-Month Term SOFR+271 basis points), 1/20/2030[1,2]	981,069
	OZLM XX Ltd.
1,120,000	Series 2018-20A, Class C, 8.627% (3-Month Term SOFR+321 basis points), 4/20/2031[1,2]	1,079,756
	OZLM XXII, Ltd.
1,000,000	Series 2018-22A, Class C, 8.314% (3-Month Term SOFR+291 basis points), 1/17/2031[1,2]	962,343
	OZLM XXIII Ltd.
590,000	Series 2019-23A, Class DR, 9.405% (3-Month Term SOFR+401 basis points), 4/15/2034	580,753
	Palmer Square Loan Funding Ltd.
500,000	Series 2020-1A, Class SUB, 0.000%, 2/19/2028[1,2,3,4,5]	—
	Regatta VII Funding Ltd.
1,000,000	Series 2016-1A, Class ER2, 12.032% (3-Month Term SOFR+666 basis points), 6/20/2034	969,314
	Regatta XIV Funding Ltd.
800,000	Series 2018-3A, Class D, 8.840% (3-Month Term SOFR+346 basis points), 10/25/2031	796,619
850,000	Series 2018-3A, Class E, 11.590% (3-Month Term SOFR+621 basis points), 10/25/2031[1,2]	798,877
	Regatta XV Funding Ltd.
500,000	Series 2018-4A, Class C, 8.940% (3-Month Term SOFR+356 basis points), 10/25/2031	499,909
500,000	Series 2018-4A, Class D, 12.140% (3-Month Term SOFR+676 basis points), 10/25/2031	462,066
	Regatta XXVI Funding Ltd.
1,000,000	Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037	999,622
	Shackleton CLO Ltd.
525,000	Series 2015-7RA, Class D, 8.985% (3-Month Term SOFR+359 basis points), 7/15/2031	508,594
	Signal Peak CLO V Ltd.
1,000,000	Series 2018-5A, Class D, 8.290% (3-Month Term SOFR+291 basis points), 4/25/2031[1,2]	978,651
1,250,000	Series 2018-5A, Class E, 11.290% (3-Month Term SOFR+591 basis points), 4/25/2031	1,165,637

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Signal Peak CLO VII Ltd.
$1,000,000	Series 2019-1A, Class D, 9.502% (3-Month Term SOFR+411 basis points), 4/30/2032	$1,005,241
	Silver Creek CLO Ltd.
1,000,000	Series 2014-1A, Class E2R, 12.077% (3-Month Term SOFR+666 basis points), 7/20/2030	1,000,012
	Sound Point CLO XVII Ltd.
1,000,000	Series 2017-3A, Class C, 8.677% (3-Month Term SOFR+326 basis points), 10/20/2030[1,2]	918,562
	Sound Point CLO XVIII Ltd.
1,000,000	Series 2017-4A, Class C, 8.177% (3-Month Term SOFR+276 basis points), 1/21/2031	886,438
	Sound Point CLO XX Ltd.
1,350,000	Series 2018-2A, Class D, 8.641% (3-Month Term SOFR+326 basis points), 7/26/2031	1,227,827
	Stratus CLO Ltd.
655,000	Series 2022-1A, Class D, 9.666% (3-Month Term SOFR+425 basis points), 7/20/2030	658,709
	Symphony CLO XXXVIII Ltd.
1,225,000	Series 2023-38A, Class D, 10.598% (3-Month Term SOFR+520 basis points), 4/24/2036	1,242,001
	Texas Debt Capital CLO Ltd.
750,000	Series 2023-2A, Class E, 13.072% (3-Month Term SOFR+766 basis points), 7/21/2035	752,316
	Trinitas CLO XXV Ltd.
1,000,000	Series 2023-25A, Class D1, 10.331% (3-Month Term SOFR+500 basis points), 1/23/2037	999,866
	Upland CLO Ltd.
750,000	Series 2016-1A, Class CR, 8.577% (3-Month Term SOFR+316 basis points), 4/20/2031	725,143
	Voya CLO Ltd.
750,000	Series 2017-1A, Class C, 8.994% (3-Month Term SOFR+359 basis points), 4/17/2030[1,2]	727,892
750,000	Series 2014-1A, Class CR2, 8.457% (3-Month Term SOFR+306 basis points), 4/18/2031[1,2]	707,068
1,250,000	Series 2018-2A, Class D, 8.405% (3-Month Term SOFR+301 basis points), 7/15/2031[1,2]	1,177,644
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $64,900,229)	66,080,270

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
	Alternative Loan Trust
3,998,220	Series 2006-HY10, Class 1X, 0.476%, 5/25/2036[2,5]	67,986
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $118,667)	67,986

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 16.3%
	APPLICATIONS SOFTWARE — 0.1%
7,579	EngageSmart, Inc.*	$173,559

	COMPUTER SOFTWARE — 0.6%
9,039	Splunk, Inc.*,4	1,377,092

	ENTERPRISE SOFTWARE/SERVICE — 0.7%
34,083	Alteryx, Inc. - Class A*,4	1,607,354

	HOTELS & MOTELS — 0.0%
193	Bluegreen Vacations Holding Corp.	14,498

	INDUSTRIAL AUTOMATED/ROBOTS — 0.1%
5,775	Hollysys Automation Technologies Ltd.*,6	152,171

	INTERNET CONTENT-INFO — 0.1%
26,491	Rover Group, Inc.*	288,222

	LIFE/HEALTH INSURANCE — 1.1%
36,874	American Equity Investment Life Holding Co.*,4	2,057,569
683	National Western Life Group, Inc. - Class A	329,903
		2,387,472
	MEDICAL-BIOMEDICAL/GENERICS — 0.5%
21,282	ImmunoGen, Inc.*	631,011
569	Karuna Therapeutics, Inc.*	180,094
14	Mirati Therapeutics, Inc.*	823
4,999	RayzeBio, Inc.*	310,788
		1,122,716
	OIL COMP-EXPLORATION & PRODUCTION — 0.6%
5,710	Pioneer Natural Resources Co.	1,284,065

	REITS-SHOPPING CENTERS — 0.4%
61,886	RPT Realty[4]	793,997

	REITS-SINGLE TENANT — 2.4%
118,027	Spirit Realty Capital, Inc.[4]	5,156,600

	RENTAL AUTO/EQUIPMENT — 0.4%
19,773	Textainer Group Holdings Ltd.[4,6]	972,832

	SPECIFIED PURPOSE ACQUISITIONS — 9.3%
25,000	99 Acquisition Group, Inc. - Class A*	254,750
22,847	Alchemy Investments Acquisition Corp. I - Class A*,6	238,294
39,400	Alpha Partners Technology Merger Corp.*,4,6	421,580

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
45,559	Alpha Star Acquisition Corp.*,4,6	$509,805
19,505	AlphaVest Acquisition Corp.*,6	208,703
5,800	Andretti Acquisition Corp. - Class A*,4,6	63,046
15,935	AP Acquisition Corp. - Class A*,4,6	177,357
7,753	APx Acquisition Corp. I - Class A*,4,6	86,679
25,000	Ares Acquisition Corp. II - Class A*,4,6	261,000
3,877	ARYA Sciences Acquisition Corp. IV - Class A*,6	42,182
60,000	Battery Future Acquisition Corp. - Class A*,6	651,000
4,555	Blue Ocean Acquisition Corp. - Class A*,6	49,103
3,213	Blue World Acquisition Corp. - Class A*,6	35,407
16,503	BlueRiver Acquisition Corp. - Class A*,6	175,922
20,000	Bukit Jalil Global Acquisition I Ltd.*,6	207,800
15,628	BurTech Acquisition Corp. - Class A*,4	167,376
9,910	byNordic Acquisition Corp. - Class A*	110,100
2,951	Capitalworks Emerging Markets Acquisition Corp. - Class A*,6	32,313
50,062	Cartesian Growth Corp. II*,4,6	548,679
12,000	Cartica Acquisition Corp. - Class A*,4,6	130,920
3,009	Catcha Investment Corp. - Class A*,6	33,490
1,139	Cetus Capital Acquisition Corp. - Class A*,4	11,959
38,700	CF Acquisition Corp. VII - Class A*,4	419,895
28,750	Chenghe Acquisition Co. - Class A*,4,6	316,250
4,556	Chenghe Acquisition I Co. - Class A*,6	50,207
15,952	Churchill Capital Corp. VII - Class A*,4	167,496
15,873	Coliseum Acquisition Corp. - Class A*,6	168,730
13,431	Compass Digital Acquisition Corp. - Class A*,6	141,697
30,000	Constellation Acquisition Corp. I - Class A*,4,6	331,500
9,969	CSLM Acquisition Corp. - Class A*,6	108,463
10,056	DHC Acquisition Corp. - Class A*,6	106,493
11,982	Distoken Acquisition Corp.*,4,6	127,009
3,915	DP Cap Acquisition Corp. I - Class A*,6	42,634
26,453	DUET Acquisition Corp.	289,925
4,287	Enphys Acquisition Corp. - Class A*,6	45,742
27,121	ESH Acquisition Corp.*	277,177
11,031	EVe Mobility Acquisition Corp. - Class A*,6	119,135
20,000	Everest Consolidator Acquisition Corp. - Class A*	218,800
22,164	Evergreen Corp. - Class A*,6	246,907
6,352	Feutune Light Acquisition Corp. - Class A*	68,665
21,901	Finnovate Acquisition Corp. - Class A*,6	241,787
4,850	Focus Impact Acquisition Corp.	53,107
30,182	FTAC Emerald Acquisition Corp. - Class A*,4	319,024
14,474	Generation Asia I Acquisition Ltd. - Class A*,6	157,043
13,712	Global Lights Acquisition Corp.*,6	138,080

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
34,260	Global Partner Acquisition Corp. II - Class A*,4,6	$378,916
992	Global Star Acquisition, Inc. - Class A*,4	10,485
1,880	Golden Star Acquisition Corp.*,4,6	19,590
7,289	Goldenstone Acquisition Ltd.*,4	78,357
10,000	Gores Holdings IX, Inc. - Class A*,4	105,000
24,030	Haymaker Acquisition Corp. IV*,6	246,548
30,200	Hennessy Capital Investment Corp. VI - Class A*	314,986
1,015	HH&L Acquisition Co. - Class A*,6	10,820
29,454	Horizon Space Acquisition I Corp.*,4,6	315,452
14,162	InFinT Acquisition Corp.*,6	158,898
30,000	Inflection Point Acquisition Corp. II - Class A*,4,6	309,900
4,887	Integrated Rail and Resources Acquisition Corp. - Class A*	52,780
7,473	Integrated Wellness Acquisition Corp. - Class A*,6	83,847
10,415	Investcorp Europe Acquisition Corp. I - Class A*,4,6	114,773
63,492	Investcorp India Acquisition Corp. - Class A*,4,6	697,777
19,929	Israel Acquisitions Corp.*,4,6	213,041
11,209	IX Acquisition Corp. - Class A*,6	123,859
9,506	Kensington Capital Acquisition Corp. V - Class A*,6	101,619
5,549	Kernel Group Holdings, Inc. - Class A*,4,6	59,596
30,724	L Catterton Asia Acquisition Corp. - Class A*,4,6	331,205
13,666	Mountain & Co. I Acquisition Corp. - Class A*,4,6	154,426
25,000	Nabors Energy Transition Corp. II - Class A*,6	259,500
18,817	Oak Woods Acquisition Corp. - Class A*,4,6	198,143
50,000	Patria Latin American Opportunity Acquisition Corp. - Class A*,4,6	555,000
28,097	Pegasus Digital Mobility Acquisition Corp. - Class A*,6	310,472
26,653	Pono Capital Three, Inc.	283,055
1,354	PowerUp Acquisition Corp. - Class A*,6	14,772
60,004	Project Energy Reimagined Acquisition Corp. - Class A*,4,6	634,842
42,176	Pyrophyte Acquisition Corp. - Class A*,6	463,936
2,212	Quantum FinTech Acquisition Corp.	23,735
67,560	Rigel Resource Acquisition Corp. - Class A*,4,6	740,458
52,029	Ross Acquisition Corp. II - Class A*,6	566,596
2,583	Screaming Eagle Acquisition Corp. - Class A*,6	27,380
67,026	SDCL EDGE Acquisition Corp. - Class A*,4,6	721,200
23,849	SK Growth Opportunities Corp. - Class A*,6	259,507
10,528	Spark I Acquisition Corp.*,6	106,754
8,266	Spree Acquisitions Corp. - Class A	90,265
50,000	Spring Valley Acquisition Corp. II - Class A*,4,6	542,000
2,691	Swiftmerge Acquisition Corp. - Class A*,6	28,955
9,947	Target Global Acquisition I Corp. - Class A*,6	109,715
398	TLGY Acquisition Corp. - Class A*,6	4,410
53,709	TortoiseEcofin Acquisition Corp. III - Class A*,4,6	570,390

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
25,298	Tristar Acquisition I Corp. - Class A*,4,6	$272,839
9,313	two - Class A*,6	98,625
37,744	Valuence Merger Corp. I - Class A*,4,6	422,355
4,177	Zalatoris Acquisition Corp. - Class A*,4	44,527
40,000	Zalatoris II Acquisition Corp. - Class A*,6	426,000
		20,230,537
	TOTAL COMMON STOCKS
	(Cost $34,469,712)	35,561,115

	PREFERRED STOCKS — 0.1%
	INDUSTRIALS — 0.1%
	Textainer Group Holdings Ltd.
3,754	6.250%[5,6,7]	92,649
4,916	7.000%[2,5,6,7]	122,162
		214,811
	TOTAL PREFERRED STOCKS
	(Cost $212,426)	214,811

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 29.2%
	CALL OPTIONS — 24.6%
	S&P 500 Index
	Exercise Price: $1,000.00, Notional Amount: $4,000,000,
40	Expiration Date: March 15, 2024*	15,072,800
	Exercise Price: $4,000.00, Notional Amount: $190,800,000,
477	Expiration Date: March 15, 2024*	38,660,850
	TOTAL CALL OPTIONS
	(Cost $44,835,993)	53,733,650

	PUT OPTIONS — 4.6%
	S&P 500 Index
	Exercise Price: $2,000.00, Notional Amount: $8,000,000,
40	Expiration Date: March 15, 2024*	800
	Exercise Price: $5,000.00, Notional Amount: $238,500,000,
477	Expiration Date: March 15, 2024*	10,133,865
	TOTAL PUT OPTIONS
	(Cost $17,956,246)	10,134,665
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $62,792,239)	63,868,315

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	RIGHTS — 0.0%
1,014	ABIOMED, Inc., Expiration Date: December 30, 2029*,4,8	$1,034
	TOTAL RIGHTS
	(Cost $1,034)	1,034

	UNITS — 0.6%
	SPECIFIED PURPOSE ACQUISITIONS — 0.6%
50,961	Agriculture & Natural Solutions Acquisition Corp.*,4,6	516,745
10,133	Aimei Health Technology Co., Ltd.*,6	103,357
3,293	Aimfinity Investment Corp. I*,4,6	36,058
19,012	Bayview Acquisition Corp.*,6	192,402
15,530	Colombier Acquisition Corp. II*,6	156,542
20,570	Keen Vision Acquisition Corp.*,4,6	213,105
		1,218,209
	TOTAL UNITS
	(Cost $1,205,768)	1,218,209

	WARRANTS — 0.0%
6	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*,6	1
12,274	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,6	1,227
10,870	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,6	1,413
5,264	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,6	579
	TOTAL WARRANTS
	(Cost $0)	3,220

	SHORT-TERM INVESTMENTS — 29.4%
64,389,650	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.20%[4,9]	64,389,650
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $64,389,650)	64,389,650
	TOTAL INVESTMENTS — 105.8%
	(Cost $228,089,725)	231,404,610
	Liabilities in Excess of Other Assets — (5.8)%	(12,706,860)
	TOTAL NET ASSETS — 100.0%	$218,697,750

	SECURITIES SOLD SHORT — (3.4)%
	COMMON STOCKS — (3.4)%
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — (0.1)%
(5,106)	Brookfield Asset Management, Inc. - Class A6	(205,108)

	OIL COMP-INTEGRATED — (0.6)%
(13,322)	Exxon Mobil Corp.	(1,331,934)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	REITS-SHOPPING CENTERS — (0.3)%
(37,435)	Kimco Realty Corp.	$(797,740)

	REITS-SINGLE TENANT — (2.4)%
(90,536)	Realty Income Corp.	(5,198,577)
	TOTAL COMMON STOCKS
	(Proceeds $6,757,127)	(7,533,359)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $6,757,127)	$(7,533,359)

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (5.9)%
	CALL OPTIONS — (5.7)%
	S&P 500 Index
	Exercise Price: $2,000.00, Notional Amount: $(8,000,000),
(40)	Expiration Date: March 15, 2024*	(11,119,400)
	Exercise Price: $5,000.00, Notional Amount: $(238,500,000),
(477)	Expiration Date: March 15, 2024*	(1,306,980)
	TOTAL CALL OPTIONS
	(Proceeds $10,466,717)	(12,426,380)

	PUT OPTIONS — (0.2)%
	iShares 20 Plus Year Treasury Bond ETF
	Exercise Price: $95.00, Notional Amount: $(2,470,000),
(260)	Expiration Date: January 19, 2024*	(6,630)
	Exercise Price: $98.00, Notional Amount: $(1,960,000),
(200)	Expiration Date: January 19, 2024*	(19,600)
	Exercise Price: $99.00, Notional Amount: $(3,960,000),
(400)	Expiration Date: January 19, 2024*	(56,600)
	S&P 500 Index
	Exercise Price: $4,600.00, Notional Amount: $(12,420,000),
(27)	Expiration Date: January 18, 2024*	(19,035)
	Exercise Price: $4,500.00, Notional Amount: $(900,000),
(2)	Expiration Date: January 19, 2024*	(680)
	Exercise Price: $4,700.00, Notional Amount: $(3,290,000),
(7)	Expiration Date: January 19, 2024*	(13,160)
	Exercise Price: $1,000.00, Notional Amount: $(4,000,000),
(40)	Expiration Date: March 15, 2024*	(200)

First Trust Multi-Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Contracts		Value
	PUT OPTIONS (Continued)
	Exercise Price: $4,000.00, Notional Amount: $(190,800,000),
(477)	Expiration Date: March 15, 2024*	$(350,595)
	TOTAL PUT OPTIONS
	(Proceeds $1,670,067)	(466,500)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $12,136,784)	$(12,892,880)

ETF — Exchange-Traded Fund

*	Non-income producing security.

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,102,673, which represents 7.36% of the total net assets of the Fund.

[2]	Variable rate security.

[3]	Affiliated company.

[4]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $17,390,237, which represents 7.95% of the total net assets of the Fund.

[5]	Callable.

[6]	Foreign security denominated in U.S. Dollars.

[7]	Perpetual security. Maturity date is not applicable.

[8]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $1,034, which represents 0.00% of total net assets of the Fund.

[9]	The rate is the annualized seven-day yield at period end.

First Trust Multi Strategy Fund

	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Collateralized Loan Obligations - 0.0%
Palmer Square Loan Funding Ltd.(1)(2)(3)(4)	$78,750	$-	$(78,353)	$-	$(397)	$-	$-
Total	$78,750	$-	$(78,353)	$-	$(397)	$-	$-

First Trust Multi Strategy Fund

	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Palmer Square Loan Funding Ltd.(1)(2)(3)(4)	500,000	-	-	-	500,000

*	Net of foreign withholding taxes.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,210,907, which represents 1.93% of the total net assets of the Fund.
(2)	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $17,390,237, which represents 7.95% of the total net assets of the Fund.
(3)	Callable.

(4)	Variable rate security.